Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2024
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Secured bank loans (Note 41)	$1,600	$1,600
Unsecured bank loans	—	$35
Less: Current portion	(1,600)	(4)
	$-	$1,631

The annual interest rates of bank loans were as follows:

	December 31
	2023	2024
Secured bank loans	1.87%	2.09%
Unsecured bank loans	—	2.22%